Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 24,899	$ 25,325
Less accumulated depreciation	10,790	11,794
Fixed assets, net	14,109	13,531
Depreciation expenses	1,904	1,849	$ 1,937
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	863	863
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,109	10,764
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,443	6,260
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,277	1,225
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,012	4,996
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	87	87
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,108	$ 1,130